EventShares U.S. Legislative Opportunities ETF
Schedule of Investments
May 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.9%
Aerospace/Defense — 5.2%
Aerojet Rocketdyne Holdings, Inc. (a)	2,932	$128,568
Aerovironment, Inc. (a)	1,536	108,795
Kratos Defense & Security Solutions, Inc. (a)	10,125	187,819
L3Harris Technologies, Inc.	1,060	211,417
Mercury Systems, Inc. (a)	3,095	276,538
Northrop Grumman Corp.	457	153,186
Raytheon Co.	1,619	104,458
		1,170,781
Agriculture — 2.0%
Altria Group, Inc.	3,346	130,661
British American Tobacco PLC - ADR (b)	4,498	180,280
Turning Point Brands, Inc.	5,932	142,309
		453,250
Airlines — 2.2%
Alaska Air Group, Inc.	4,806	164,317
Delta Air Lines, Inc.	3,759	94,764
JetBlue Airways Corp. (a)	13,044	131,353
Southwest Airlines Co.	3,604	115,689
		506,123
Beverages — 1.2%
Brown-Forman Corp. - Class B	3,951	260,489

Building Materials — 1.2%
Martin Marietta Materials, Inc.	689	132,350
Vulcan Materials Co.	1,227	132,909
		265,259
Commercial Services — 5.8%
Avalara, Inc. (a)	7,358	787,748
Booz Allen Hamilton Holding Corp.	2,644	210,885
HMS Holdings Corp. (a)	7,804	243,797
ShotSpotter, Inc. (a)	3,339	77,632
		1,320,062
Computers — 6.9%
CACI International, Inc. - Class A (a)	717	179,809
Check Point Software Technologies Ltd. (a)(b)	1,321	144,874
Crowdstrike Holdings, Inc. - Class A (a)	2,454	215,486
CyberArk Software Ltd. (a)(b)	1,305	135,433
Leidos Holdings, Inc.	3,483	366,725
Science Applications International Corp.	1,349	118,766
Vocera Communications, Inc. (a)	7,218	141,690
Zscaler, Inc. (a)	2,504	245,617
		1,548,400
Diversified Financial Services — 0.9%
AerCap Holdings NV (a)(b)	3,293	106,166
Air Lease Corp.	3,459	104,151
		210,317
Electric — 1.2%
Brookfield Renewable Partners L.P. (b)	5,531	270,189

Electrical Equipment — 0.2%
Insteel Industries, Inc.	3,111	54,909

Electronics — 1.0%
OSI Systems, Inc. (a)	3,043	230,568

Energy-Alternate Sources — 1.3%
TerraForm Power, Inc. - Class A	16,462	302,572

Engineering & Construction — 5.0%
AECOM (a)	1,698	65,831
Aegion Corp. (a)	3,249	48,767
Construction Partners, Inc. - Class A (a)	10,169	179,991
Dycom Industries, Inc. (a)	2,978	125,374
Granite Construction, Inc.	15,473	272,325
Great Lakes Dredge & Dock Corp. (a)	16,796	155,699
NV5 Global, Inc. (a)	3,025	142,659
Sterling Construction Co., Inc. (a)	15,851	143,452
		1,134,098
Entertainment — 6.0%
Churchill Downs, Inc.	1,220	161,857
Eldorado Resorts, Inc. (a)	6,441	228,398
Flutter Entertainment PLC - ADR (b)	4,089	265,785
Penn National Gaming, Inc. (a)	7,266	238,397
Twin River Worldwide Holdings, Inc.	7,371	154,128
William Hill PLC - ADR (b)	44,492	299,209
		1,347,774
Environmental Control — 3.8%
Clean Harbors, Inc. (a)	3,191	189,513
Covanta Holding Corp.	30,022	270,198
Evoqua Water Technologies Corp. (a)	15,059	283,260
Tetra Tech, Inc.	1,486	117,245
		860,216
Food - 2.0%
Hormel Foods Corp.	2,727	133,159
Pilgrim's Pride Corp. (a)	4,836	99,960
Sanderson Farms, Inc.	834	110,105
Tyson Foods, Inc. - Class A	1,647	101,192
		444,416
Healthcare-Services — 6.0%
Centene Corp. (a)	2,484	164,565
Humana, Inc.	600	246,390
IQVIA Holdings, Inc. (a)	1,117	167,014
Medpace Holdings, Inc. (a)	1,939	179,978
Molina Healthcare, Inc. (a)	849	157,761
Surgery Partners, Inc. (a)	9,948	133,353
Teladoc, Inc. (a)	1,775	308,956
		1,358,017
Insurance — 0.9%
eHealth, Inc. (a)	1,631	212,715

Internet — 2.2%
Boingo Wireless, Inc. (a)	10,187	139,562
Okta, Inc. (a)	972	190,104
Proofpoint, Inc. (a)	1,359	158,011
		487,677
Lodging — 0.7%
Boyd Gaming Corp.	7,038	150,472

Machinery-Construction & Mining — 2.4%
Argan, Inc.	4,492	166,159
Astec Industries, Inc.	4,532	192,519
BWX Technologies, Inc.	2,785	174,258
		532,936
Media — 3.3%
Fox Corp. - Class A	6,835	199,377
Gray Television, Inc. (a)	10,203	142,230
Nexstar Media Group, Inc. - Class A	2,039	169,869
Sinclair Broadcast Group, Inc. - Class A	5,961	111,411
TEGNA, Inc.	10,871	127,408
		750,295
Mining — 3.2%
Cameco Corp. (b)	66,183	719,409

Miscellaneous Manufacturing — 2.1%
Axon Enterprise, Inc. (a)	6,250	474,750

Oil & Gas — 2.3%
HollyFrontier Corp.	5,567	175,082
PBF Energy, Inc. - Class A	9,540	101,315
Valero Energy Corp.	3,529	235,172
		511,569
Oil & Gas Services — 0.7%
Select Energy Services, Inc. - Class A (a)	25,877	153,709

Pharmaceuticals — 2.3%
Pacira BioSciences, Inc. (a)	7,567	332,570
PRA Health Sciences, Inc. (a)	1,701	176,053
		508,623
Pipelines — 1.0%
New Fortress Energy LLC (a)	15,965	221,435

Retail — 1.2%
World Fuel Services Corp.	10,952	279,057

Semiconductors — 0.9%
CEVA, Inc. (a)	2,850	98,240
Teradyne, Inc.	1,654	110,851
		209,091
Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	875	174,904

Software — 7.1%
ManTech International Corp. - Class A	2,252	175,070
Omnicell, Inc. (a)	2,872	192,166
Paychex, Inc.	5,474	395,661
Tabula Rasa HealthCare, Inc. (a)	3,646	194,806
Tyler Technologies, Inc. (a)	1,691	634,649
		1,592,352
Telecommunications — 5.2%
Ciena Corp. (a)	4,860	268,564
CommScope Holding Co., Inc. (a)	8,595	88,614
Infinera Corp. (a)	28,502	141,940
Nokia OYJ - ADR (b)	64,406	254,404
Telefonaktiebolaget LM Ericsson - ADR (b)	29,463	269,292
Viavi Solutions, Inc. (a)	12,889	149,383
		1,172,197

Transportation — 3.7%
Diamond S Shipping, Inc. (a)	19,873	217,609
Kansas City Southern	1,815	273,194
Scorpio Tankers, Inc. (b)	12,980	230,265
Star Bulk Carriers Corp. (b)	23,985	122,084
		843,152
TOTAL COMMON STOCKS (Cost $20,150,180)		20,731,783

REAL ESTATE INVESTMENT TRUSTS — 7.7%
American Tower Corp.	878	226,673
Crown Castle International Corp.	1,310	225,530
Easterly Government Properties, Inc.	13,783	345,540
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,987	231,703
Rexford Industrial Realty, Inc.	7,423	295,435
SBA Communications Corp.	826	259,471
Uniti Group, Inc.	17,990	148,418
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,453,479)		1,732,770

MONEY MARKET FUNDS — 0.4%
First American Treasury Obligations Fund - Class X, 0.10% (c)	87,901	87,901
TOTAL MONEY MARKET FUNDS (Cost $87,901)		87,901

TOTAL INVESTMENTS — 100.0% (Cost $21,691,560)		22,552,454
Other assets and liabilities, net — 0.0% (d)		10,046
NET ASSETS — 100.0%		$22,562,500

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks*	$20,731,783	$-	$-	$20,731,783
Real Estate Investment Trusts	1,732,770	-	-	1,732,770
Money Market Funds	87,901	-	-	87,901
Total Investments in Securities	$22,552,454	$-	$-	$22,552,454

* See the Schedule of Investments for industry classifications.